1. Business (Details Narrative) - Quarterly (USD $)	11 Months Ended
Dec. 31, 2013
Shares Issued in Merger	3,846,000,000
Shares Returned to Treasury	35,000,000
Debt Forgiveness	$ 151,269
Convertible Promissory Note Issued	400,000
Quarterly Member
Shares Issued in Merger	3,846,000,000
Shares Returned to Treasury	35,000,000
Debt Forgiveness	151,269
Convertible Promissory Note Issued	$ 400,000